Basis of Presentation and General Information (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 $ / shares shares
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares) | shares	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Hyundai Together
Basis of Presentation and General Information
TEU	13,100
Hyundai Tenacity
Basis of Presentation and General Information
TEU	13,100
Hyundai Smart
Basis of Presentation and General Information
TEU	13,100
Hyundai Speed
Basis of Presentation and General Information
TEU	13,100
Hyundai Ambition
Basis of Presentation and General Information
TEU	13,100
Hanjin Germany
Basis of Presentation and General Information
TEU	10,100
Hanjin Italy
Basis of Presentation and General Information
TEU	10,100
Hanjin Greece
Basis of Presentation and General Information
TEU	10,100
CSCL Pusan
Basis of Presentation and General Information
TEU	9,580
CSCL Le Havre
Basis of Presentation and General Information
TEU	9,580
CMA CGM Melisande
Basis of Presentation and General Information
TEU	8,530
CMA CGM Attila
Basis of Presentation and General Information
TEU	8,530
CMA CGM Tancredi
Basis of Presentation and General Information
TEU	8,530
CMA CGM Bianca
Basis of Presentation and General Information
TEU	8,530
CMA CGM Samson
Basis of Presentation and General Information
TEU	8,530
CSCL Europe
Basis of Presentation and General Information
TEU	8,468
CSCL America
Basis of Presentation and General Information
TEU	8,468
CMA CGM Moliere, Musset, Nerval, Rabelais and Racine
Basis of Presentation and General Information
Period of charter term after which option to purchase vessel is available to charterer	8 years
Consideration for which vessel can be purchased by charterer | $	$ 78.0
CMA CGM Musset
Basis of Presentation and General Information
TEU	6,500
CMA CGM Nerval
Basis of Presentation and General Information
TEU	6,500
CMA CGM Rabelais
Basis of Presentation and General Information
TEU	6,500
CMA CGM Racine
Basis of Presentation and General Information
TEU	6,500
CMA CGM Moliere
Basis of Presentation and General Information
TEU	6,500
YM Mandate
Basis of Presentation and General Information
TEU	6,500
YM Maturity
Basis of Presentation and General Information
TEU	6,500
Performance
Basis of Presentation and General Information
TEU	6,402
Priority
Basis of Presentation and General Information
TEU	6,402
Federal
Basis of Presentation and General Information
TEU	4,651
SNL Colombo
Basis of Presentation and General Information
TEU	4,300
YM Singapore
Basis of Presentation and General Information
TEU	4,300
Zim Monaco
Basis of Presentation and General Information
TEU	4,253
OOCL Novorossiysk
Basis of Presentation and General Information
TEU	4,253
Zim Luanda
Basis of Presentation and General Information
TEU	4,253
Zim Rio Grande
Basis of Presentation and General Information
TEU	4,253
Zim Sao Paolo
Basis of Presentation and General Information
TEU	4,253
OOCL Istanbul
Basis of Presentation and General Information
TEU	4,253
YM Seattle
Basis of Presentation and General Information
TEU	4,253
YM Vancouver
Basis of Presentation and General Information
TEU	4,253
Deva
Basis of Presentation and General Information
TEU	4,253
Derby D
Basis of Presentation and General Information
TEU	4,253
Dimitris C
Basis of Presentation and General Information
TEU	3,430
Hanjin Algeciras
Basis of Presentation and General Information
TEU	3,400
Hanjin Constantza
Basis of Presentation and General Information
TEU	3,400
Hanjin Buenos Aires
Basis of Presentation and General Information
TEU	3,400
Hanjin Santos
Basis of Presentation and General Information
TEU	3,400
Hanjin Versailles
Basis of Presentation and General Information
TEU	3,400
MSC Zebra
Basis of Presentation and General Information
TEU	2,602
Amalia C
Basis of Presentation and General Information
TEU	2,452
Danae C (ex Niledutch Palanca)
Basis of Presentation and General Information
TEU	2,524
Hyundai Highway
Basis of Presentation and General Information
TEU	2,200
Hyundai Progress
Basis of Presentation and General Information
TEU	2,200
Hyundai Bridge
Basis of Presentation and General Information
TEU	2,200
Hyundai Vladivostok
Basis of Presentation and General Information
TEU	2,200
Hyundai Advance
Basis of Presentation and General Information
TEU	2,200
Hyundai Stride
Basis of Presentation and General Information
TEU	2,200
Hyundai Future
Basis of Presentation and General Information
TEU	2,200
Hyundai Sprinter
Basis of Presentation and General Information
TEU	2,200